UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            February 13, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:      173,175


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER         TITLE OF     CUSIP     VALUE     SHARES  PUT/  INV.  OTHER  VOTING AUTH
                       CLASS                  X1000             CALL  DISC  MGR
                                                                      .
                                                                                   SOLE    SHR    NONE

***ACTIONS             NASDAQ OTC   00507E10  2164      530511        Sole         530511
SEMICONDUCTOR CO       ISSUES       7
***SOLARFUN PWR HLDGS  NASDAQ OTC   83415U10  4571      140000        Sole         140000
CO LTD                 ISSUES       8
ABX Air Inc            COMMON       00080S10  3298      788896        Sole         788896
                       STOCKS       1
ACTUATE CORPORATION    NASDAQ OTC   00508B10  2862      368349        Sole         368349
                       ISSUES       2
ADTRAN INC             NASDAQ OTC   00738A10  4911      229697        Sole         229697
                       ISSUES       6
APPLIED MATERIALS INC  NASDAQ OTC   03822210  2930      165000        Sole         165000
                       ISSUES       5
ARROW ELECTRONICS INC  COMMON       04273510  2452      62424         Sole         62424
                       STOCKS       0
BLUE NILE INC          PUT OPTIONS  09578R10  10890     160000  PUT   Sole         160000
                                    3
BROADVISION INC        NASDAQ OTC   11141260  198       110563        Sole         110563
                       ISSUES       7
CARRIER ACCESS CORP    NASDAQ OTC   14446010  2676      111512        Sole         111512
                       ISSUES       2                   3                          3
CHEROKEE               COMMON       16445010  529       259456        Sole         259456
INTERNATIONAL CORP     STOCKS       8
DIGIGRAD CORP          NASDAQ OTC   25382710  2887      793153        Sole         793153
                       ISSUES       9
DIRECTED ELECTRONICS   NASDAQ OTC   25457510  1949      117384        Sole         117384
INC                    ISSUES       3                   6                          6
DIVX INC               NASDAQ OTC   25541310  8574      612419        Sole         612419
                       ISSUES       6
DOT HILL SYS CORP      COMMON       25848T10  1009      415274        Sole         415274
                       STOCKS       9
EMCORE CORP            NASDAQ OTC   29084610  1683      110000        Sole         110000
                       ISSUES       4
GEMSTAR TV GUIDE INTL  NASDAQ OTC   36866W10  4790      100633        Sole         100633
INC                    ISSUES       6                   2                          2
HUTCHINSON TECHNOLOGY  NASDAQ OTC   44840710  4402      167234        Sole         167234
INC                    ISSUES       6
I2 TECHNOLOGIES INC    NASDAQ OTC   46575420  3125      248000        Sole         248000
                       ISSUES       8
INGRAM MICRO INC CL A  COMMON       45715310  6975      386667        Sole         386667
                       STOCKS       4
IXIA                   NASDAQ OTC   45071R10  3154      332732        Sole         332732
                       ISSUES       9
MIPS TECHNOLOGIES INC  NASDAQ OTC   60456710  4275      861920        Sole         861920
                       ISSUES       7
MOTIVE INC             COMMON       61980V10  464       331444        Sole         331444
                       STOCKS       7
NETFLIX COM INC        CALL         64110L10  2662      100000  CALL  Sole         100000
                       OPTIONS      6
NETFLIX COM INC        NASDAQ OTC   64110L10  6655      250000        Sole         250000
                       ISSUES       6
NETLOGIC MICROSYSTEMS  PUT OPTIONS  64118B10  4830      150000  PUT   Sole         150000
INC                                 0
OCCAM NETWORKS INC     NASDAQ OTC   67457P30  2407      676157        Sole         676157
                       ISSUES       9
PHOTRONIC INC          NASDAQ OTC   71940510  6300      505241        Sole         505241
                       ISSUES       2
QLOGIC CORP            NASDAQ OTC   74727710  5463      384715        Sole         384715
                       ISSUES       1
RACKABLE SYS INC       NASDAQ OTC   75007710  4082      408182        Sole         408182
                       ISSUES       9
RADISYS CORP           NASDAQ OTC   75045910  2024      151066        Sole         151066
                       ISSUES       9
RADWARE LTD            NASDAQ OTC   M8187310  3322      215726        Sole         215726
                       ISSUES       7
REALNETWORKS INC       NASDAQ OTC   75605L10  4324      710000        Sole         710000
                       ISSUES       4
SEAGATE TECHNOLOGY     COMMON       G7945J10  12053     472667        Sole         472667
HOLDINGS               STOCKS       4
SEMTECH                NASDAQ OTC   81685010  6326      407600        Sole         407600
                       ISSUES       1
SUPPORTSOFT INC        NASDAQ OTC   86858710  6609      148511        Sole         148511
                       ISSUES       6                   8                          8
SYCAMORE NETWORKS INC  NASDAQ OTC   87120610  4406      114742        Sole         114742
                       ISSUES       8                   4                          4
SYMMETRICOM INC        NASDAQ OTC   87154310  8069      171320        Sole         171320
                       ISSUES       4                   7                          7
TECH DATA CORP         NASDAQ OTC   87823710  7337      194510        Sole         194510
                       ISSUES       6
THORATEC LABORATORIES  NASDAQ OTC   88517530  5538      304455        Sole         304455
CORP NEW               ISSUES       7


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